SCHEDULE OF DDUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Mr Wan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 860,000	$ 520,000	$ 265,336
New Lite [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			30,000
Tairan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			318,507
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 860,000	$ 520,000	$ 613,843